SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Number of operating segments | item	1
Number of reporting segments | item	1
Restricted cash, current portion	$ 11,278	$ 19,767
Customer reservation payments, current	500	300
Escrow deposit, current	10,800	19,500
Restricted cash, less current portion	14,728	8,200
Escrow deposit, non-current	1,700	1,700
California
Letter of credit, non-current	5,000	5,000
Retail Locations
Letter of credit, non-current	$ 8,000	$ 1,500